Share Plans - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended			3 Months Ended
	Dec. 28, 2012	Sep. 28, 2012 Plan	Sep. 28, 2012 Plan Selling, general and administrative expenses	Sep. 30, 2011 Plan Selling, general and administrative expenses	Sep. 24, 2010 Plan Selling, general and administrative expenses	Dec. 28, 2012 Stock Options	Sep. 28, 2012 Stock Options	Sep. 28, 2012 Deferred Stock Units (DSUs)	Dec. 28, 2012 Restricted Stock	Sep. 28, 2012 Restricted Stock	Sep. 28, 2012 Restricted Stock Performance Based Awards	Sep. 28, 2012 Restricted Stock Time Based Awards	Dec. 28, 2012 Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized		8,000,000
Allocated share-based compensation expense			$ 7	$ 9	$ 8
Award vesting period							4 years				3 years	4 years
Expiration period							10 years
Nonvested awards, total compensation cost not yet recognized							$ 7			$ 13
Nonvested awards, total compensation cost not yet recognized, period for recognition							2 years 7 months 6 days			3 years
Nonvested, number of shares							3,300,000
Expected to vest, number of shares							3,000,000
Minimum restriction period										12 months
Number of awards issued, other than options								600,000	300,000	3,169,241			200,000
Unvested shares										2,600,000
Weighted Average Grant Date Fair Value, other than options										$ 20.86
Expected to vest, number of shares										2,400,000
Number of awards issued	1,400,000
Number of awards issued, options						900,000	7,837,941
Weighted-average grant-date fair value, options						$ 13.29	$ 7.78
Weighted-average grant-date fair value, other than options									$ 45.90	$ 20.86			$ 45.90